Note 5 - Other Receivables	12 Months Ended
Jan. 31, 2015
Other Receivables [Abstract]
Other Receivables [Text Block]
Note 5 - Other Receivables

	January 31, 2015	January 31, 2014
Net working capital adjustments receivable from acquisitions	372	4,005
Other receivables	2,885	4,440
	3,257	8,445

As at January 31, 2015, $0.4 million ($3.7 million as at January 31, 2014) of the net working capital adjustments receivable from acquisitions is recoverable from amounts held in escrow related to the respective acquisitions.